Jack-up drilling rigs, net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Jack Up Rigs [Roll Forward]
Opening balance as of January 1,	$ 2,578.3	$ 2,589.1
Additions	64.6	104.7
Depreciation	(130.1)	(115.5)
Transfers from newbuildings (note 13)	310.4	0.0
Ending balance as of December 31,	$ 2,823.2	$ 2,578.3